Income Taxes - Details of Income Tax Provision (Recovery) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Canadian	$ 170	$ 115	$ 73
Foreign	200	163	138
Current income tax, Total	370	278	211
Canadian	(6)	7	11
Foreign	(40)	(83)	(28)
Deferred income tax, Total	(46)	(76)	(17)
Income tax provision, Total	$ 324	$ 202	$ 194